Property and Equipment (Details) - USD ($)	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Property, Plant and Equipment [Abstract]
Laboratory equipment		$ 653,600	$ 653,600
Tenant improvements		26,900	26,900
Computers and network equipment		32,200	32,200
Office furniture and equipment		69,500	69,500
Property and equipment gross		782,200	782,200
Accumulated depreciation and amortization		(665,100)	(605,900)
Property and equipment, net	$ 78,600	$ 117,100	$ 176,300